ALLOWANCE FOR DEDUCTIONS FROM REVENUES	12 Months Ended
Dec. 31, 2020
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 14 - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

The following table shows the movement of the allowance for deductions from revenue:

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2020	1,001	266	1,267
Increases	56,669	2,469	59,138
Decreases (utilized)	(40,656)	(772)	(41,428)
Adjustments	(634)	-	(634)
As of December 31, 2020	16,380	1,963	18,343

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2019	573	385	958
Increases	2,485	303	2,788
Decreases (utilized)	(2,057)	(72)	(2,129)
Adjustments	-	(350)	(350)
As of December 31, 2019	1,001	266	1,267